GOODWILL AND INTANGIBLE ASSETS (Details Narrative) (USD $)	3 Months Ended				6 Months Ended	12 Months Ended
	Aug. 31, 2013	Nov. 30, 2012	May 31, 2012	Aug. 31, 2011	Aug. 31, 2013	Feb. 28, 2013	Feb. 29, 2012	Feb. 28, 2011
Goodwill And Intangible Assets Details Narrative
Increase to goodwill	$ 13,500,000			$ 13,500,000	$ (25,900,000)		$ 13,500,000
Additional impairment expense		2,600,000
Carrying value of the acquired patents			2,600,000		8,700,000
Amortization of intangible assets	$ 1,200,000				$ 2,400,000	$ 5,800,000	$ 4,000,000	$ 694,113